Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	true
AmendmentDescription	The originally filed S-1 included consolidated financial statements for the nine months ended September 30, 2013 and 2012, and for the years ended December 31, 2012, 2011 and 2010. Interactive Data Files relating to those periods were furnished with the original S-1 filing. This S-1 amendment has been updated to include consolidated financial statements for the years ending December 31, 2013, 2012 and 2011. Interactive Data Files are being furnished with this S-1 amendment for the new periods presented in this filing.
Document Period End Date	Dec. 31, 2013
Trading Symbol	APAM
Entity Registrant Name	ARTISAN PARTNERS ASSET MANAGEMENT INC.
Entity Central Index Key	0001517302
Entity Filer Category	Non-accelerated Filer